INCOME TAXES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 798,046	$ 417,673
Less: valuation allowance	(798,046)	(417,673)
Net deferred tax assets	$ 0	$ 0